March 5, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Columbia ETF Trust
Columbia Concentrated Large Cap Value Strategy Fund
Columbia Growth Equity Strategy Fund
Columbia Large-Cap Growth Equity Strategy Fund
Columbia Intermediate Municipal Bond Strategy Fund
Columbia Core Bond Strategy Fund
File Nos. 333-148082; 811-22154
Post-Effective Amendment No. 37 Filing Pursuant to 497(j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), I hereby certify on behalf of the Columbia Concentrated Large Cap Value Strategy Fund, Columbia Growth Equity Strategy Fund, Columbia Large-Cap Growth Equity Strategy Fund, Columbia Intermediate Municipal Bond Strategy Fund and Columbia Core Bond Strategy Fund that the Prospectuses and Statement of Additional Information dated March 1, 2012 that would have been filed pursuant to Rule 497(c) of the 1933 Act do not differ from those filed as part of Post-Effective Amendment No. 37 filed electronically on February 29, 2012.

Please do not hesitate to contact me at 212-850-1703 or Theodore Franzese at 212 850-1354 should you have any questions.

Sincerely,

/s/ Joseph L D’Alessandro
Joseph L D’Alessandro
Vice President and Group Counsel
Ameriprise Financial, Inc.